Subsequent Events	9 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Receivable Financing Facility

As noted in Note 6, on April 15, 2023, the Company entered into an amended and restated investment arrangement to amend the payment due dates and periodic payment amounts to be made under the investment agreement. The agreement calls for payments of principal and interest of $0.7 million, $3.5 million and $0.9 million in fiscal years 2023, 2024 and 2025, respectively.

Extended Term of Consulting Agreement

On May 3, 2023, the Company entered into an Amendment to the Consulting Agreement with Ashish Gupta (the “Amendment”). The Amendment extends the term of the Consulting Agreement dated March 4, 2023 that provides for Mr. Gupta to continue his advisory to the Company, from May 1, 2023 until July 31, 2023 (the “Extended Term”). In consideration, he will be compensated at a rate of $50,000 per month during the Extended Term. The Amendment also provides for a grant to Mr. Gupta of 250,000 restricted stock units, one half of which will vest in monthly increments during the Extended Term and the remaining half of which will vest upon the achievement of certain targets agreed to by the Company and Mr. Gupta.